Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
ACCRUED EXPENSES

4 — ACCRUED EXPENSES

Accrued liabilities consist of the following:

	March 31, 2020	December 31, 2019
Accrued employee compensation	$111,769	$263,914
Legal and consulting services	25,350	68,056
Clinical research organization services and expenses	46,328	16,877
Minimum license royalties	10,000	–
Total accrued liabilities	$193,447	$348,847

4 — ACCRUED EXPENSES

Accrued liabilities consist of the following:

	December 31, 2019	December 31, 2018
Accrued employee compensation	$263,914	$132,341
Consulting services	68,056	25,962
Clinical Research Organization services and expenses	16,877	-
Total accrued liabilities	$348,847	$158,303